Taxation (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments (as a percent)	1.80%	1.70%	172.30%
Tax effect of tax-exempt entities (as a percent)	(11.30%)	(22.40%)	54.70%
Effect on tax rates in different tax jurisdiction (as a percent)	(0.20%)	0.10%	22.10%
Tax effect of non-deductible expenses (as a percent)	(10.60%)	(3.40%)	(148.40%)
Tax effect of non-taxable income (as a percent)	0.20%	1.10%	36.50%
Changes in valuation allowance (as a percent)	(4.30%)	(0.50%)	(97.00%)
Expiration of loss carry forward (as a percent)	(0.40%)	(2.00%)	(65.10%)
Effective tax rates (as a percent)	0.20%	(0.40%)	0.10%
Deferred tax assets
Allowance for doubtful accounts				¥ 79,136	¥ 17,918
Deferred revenues				66,027	39,270
Net operating loss carry forwards				1,215,975	874,270
Less: valuation allowance	¥ (931,458)	¥ (905,833)	¥ (857,413)	(1,361,138)	(931,458)
Net deferred tax assets				0	0
Deferred tax liabilities
Interest income					5,650
Intangible assets arisen from business combination				1,228	38,162
Total deferred tax liabilities				1,228	¥ 43,812
Net operating loss carry forwards				¥ 4,988,224
Movement of valuation allowance
Balance at beginning of the period	931,458	905,833	857,413
Additions	449,381	156,820	81,119
Reversals	(19,701)	(131,195)	(32,699)
Balance at end of the period	¥ 1,361,138	¥ 931,458	¥ 905,833